ETF SERIES SOLUTIONS
615 East Michigan Street | Milwaukee, Wisconsin 53202

February 2, 2026

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street NE
Washington, DC 20549

Re:	ETF Series Solutions (the “Trust”) File Nos.: 333-179562 and 811-22668
Distillate U.S. Fundamental Stability & Value ETF (S000063127)
Distillate International Fundamental Stability & Value ETF (S000070185)
Distillate Small/Mid Cash Flow ETF (S000077110)
(collectively, the “Funds”)
Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust on behalf of its series, Distillate U.S. Fundamental Stability & Value ETF, Distillate International Fundamental Stability & Value ETF, and Distillate Small/Mid Cash Flow ETF, hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated January 31, 2026, and filed electronically as Post-Effective Amendment No. 1088 to the Trust’s Registration Statement on Form N-1A on January 26, 2026.

If you have any questions or require further information, do not hesitate to contact me at noellenadia.filali@usbank.com.

Sincerely,

/s/ Noelle-Nadia A. Filali
Noelle-Nadia A. Filali
Assistant Secretary